DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2019
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 4 – DISCONTINUED OPERATIONS

During the year ended December 31, 2017, the Company committed to a plan to cease the aviation security operations of its subsidiary in Cyprus.

The Company's balance sheet accounts from the above discontinued operations as of June 30, 2019 and December 31, 2018 were all nil.

A summary of the Company’s statement of operations from the above discontinued operations for the periods ended June 30, 2019 and 2018 are as following:

	For the six months ended June 30,
	2019	2018

Revenue	$-	$-
Cost of revenue	-	-
GROSS PROFIT	-	-
Selling, general and administrative	-	257
Net loss	-	(257)
Less: Net loss attributable to non-controlling interests	-	123
LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE
TO ICTS INTERNATIONAL N.V.	$-	$(134)